CASH AND CASH EQUIVALENTS AND INVESTMENT SECURITIES	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
CASH AND CASH EQUIVALENTS AND INVESTMENT SECURITIES

21.	CASH AND CASH EQUIVALENTS AND INVESTMENT SECURITIES

21.1 Cash and equivalents

	2023	2022
Short-term bank deposits (i)	8,973.6	8,655.2
Current bank accounts	6,818.3	5,990.3
Cash	267.1	280.9
Cash and cash equivalents	16,059.0	14,926.4

Bank overdrafts	-	(74.3)
Cash and cash equivalents less bank overdraft	16,059.0	14,852.1

(i)	The balance refers mostly to Bank Deposit Certificates (“CDB”), with high liquidity, which are readily convertible into known amounts of cash, and which are subject to an insignificant risk of change in value.

The cash and cash equivalents balance include the amount to R$ 3,768 million in December 31, 2023 (R$3,083 million in December 31, 2022), which is not freely transferable to the parent company due to remittance restrictions in Cuba and Argentina, although available for use in the local operations of the subsidiaries in question.

21.2 Investment securities

Investment_securities	2023	2022

Investment on debt securities (i)	242.2	219.1
Non-current investment securities	242.2	219.1

Financial assets at fair value through profit or loss	277.2	454.5
Current investment securities	277.2	454.5

Total	519.4	673.6

(i)	The balance refers substantially to financial investments linked to tax incentives that do not have immediate convertibility into a known amount of cash.

Accounting policies

Cash and cash equivalents include all cash balances, bank deposits, and short-term highly with due date until 90 days, liquid investments with an insignificant risk of changes in value which are readily convertible into cash. They are stated at their face value, which approximates the fair value.

Other financial investments that do not satisfy the classification criteria as cash equivalents, for example, with maturities superior to 90 days from the date they were contracted, are presented as financial investments. These assets are initially measured at fair value and, depending on how these resources are managed and the characteristics of the contractual cash flows, their category may change:

•	Amortized cost: "non-derivative" financial assets for which the purpose of the business model is to hold the assets in order to receive the contractual cash flows on specific dates (principal and interest).

•	Fair value through profit or loss: financial assets for which the Company's objective is to receive a sale. They are presented in current assets based on their expected realization.

Cash and cash equivalents and short-term investments are held at financial institutions with low credit risk, based or domiciled in Brazil or abroad. For the cash flow statement, cash and cash equivalents are presented net of bank overdrafts, when applicable.